NATURE OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Aug. 04, 2014
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit				$ (95,261)	$ (63,693)
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Additional ordinary shares purchased	937,500
Outstanding promissory note converted into ordinary shares		5,444,825
Promissory note conversion price		$ 12
Subsequent Event [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		6,250,000
Per share price		$ 12
Procceds from Initial public offering, net of issuance costs		$ 80,200
Controlling Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquired shares						100.00%
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Royalties Maturity			2016
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Royalties Maturity			2024